Direct Financing and Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2015
Components of Net Investment in Direct Financing and Sales-Type Leases Reported in Container Ownership Segment

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment as of December 31, 2015 and 2014 were as follows:

	2015	2014
Future minimum lease payments receivable	$372,644	$422,451
Residual value of containers	7,460	8,650
Less unearned income	(48,970)	(62,096)

Net investment in direct financing and sales-type leases	$331,134	$369,005

Amounts due within one year	$87,706	$89,003
Amounts due beyond one year	243,428	280,002

Net investment in direct financing and sales-type leases	$331,134	$369,005

Net Investment in Direct Finance Leases and Sales-Type Leases

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net were applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct finance leases and sales-type leases as of December 31, 2015, the aging would be as follows:

1-30 days past due	$133,891
31-60 days past due	5,621
61-90 days past due	—
Greater than 90 days past due	6,800

Total past due	146,312
Current	226,332

Total future minimum lease payments	$372,644

Changes in the Carrying Amount of the Allowance for Doubtful Accounts

The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the years ended December 31, 2015 and 2014 are as follows:

Balance as of December 31, 2013	$613
Additions charged to expense	530
Write-offs	—

Balance as of December 31, 2014	1,143
Additions charged to expense	2,745
Write-offs	(5)

Balance as of December 31, 2015	$3,883

Future Minimum Lease Payments Receivable Under Direct Financing and Sales-type Leases

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2015:

Year ending December 31:
2016	$106,813
2017	106,142
2018	56,651
2019	38,318
2020 and thereafter	64,720

Total future minimum lease payments receivable	$372,644